Goodwill and Deferred Tax Liability - Schedule of Deferred Tax Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, deferred tax liability	$ 1,000,427	$ 1,298,367
Tax effect of amortization		(297,940)
Tax effect of Impairment	(292,740)
Disposed on the sale of DenseLight, deferred tax liability	(707,687)
Balance, deferred tax liability		1,000,427
DenseLight [Member]
Statement Line Items [Line Items]
Balance, deferred tax liability	707,687	1,005,627
Tax effect of amortization		(297,940)
Tax effect of Impairment
Disposed on the sale of DenseLight, deferred tax liability	(707,687)
Balance, deferred tax liability		707,687
BB Photonics [member]
Statement Line Items [Line Items]
Balance, deferred tax liability	292,740	292,740
Tax effect of amortization
Tax effect of Impairment	(292,740)
Disposed on the sale of DenseLight, deferred tax liability
Balance, deferred tax liability		$ 292,740